Commitments and Contingencies - Schedule of Future Minimum Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Capital Leases, 2015	$ 107
Capital Leases, 2016	80
Capital Leases, 2017	0
Capital Leases, 2018	0
Capital Leases, 2019	0
Capital Leases, Thereafter	0
Capital Leases, Total	187
Less: Portion representing interest	9
Capital Lease Obligation	178	299
Operating, 2015	5,350
Operating, 2016	5,893
Operating, 2017	6,337
Operating, 2018	6,099
Operating, 2019	6,225
Operating, Thereafter	5,707
Operating, Total	$ 35,611